BofA Funds Series Trust

BofA Connecticut Municipal Reserves
BofA Massachusetts Municipal Reserves
(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 20, 2012 to the Funds' Capital Class Prospectus dated January 1, 2012, as supplemented on March 20, 2012

This Supplement provides new and additional information that supplements information contained in the prospectus (the "Prospectus") of the Funds referenced above. This Supplement should be read in conjunction with the Prospectus.

1.  The section of the Prospectus entitled "BofA Connecticut Municipal Reserves — Performance Information" is deleted in its entirety and replaced with the following:

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October 1, 2011, G-Trust shares and Retail A shares of the Fund converted into Capital Class shares of the Fund when Capital Class shares of the Fund were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund's G-Trust shares represents that of the Galaxy Connecticut Municipal Money Market Fund's Trust shares, the predecessor to Columbia Connecticut Municipal Reserves' G-Trust shares. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%)
as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Best and Worst Quarterly Returns
During this Period

Best:	1	st quarter 2005:	1.60%
Worst:	3	rd quarter 2011:	0.01%

* Year-to-date return as of March 31, 2012: 0.01%

Average Annual Total Return as of December 31, 2011

	1 year	5 years	Life of Fund
Capital Class Shares (3/1/04)	0.14%	1.22%	1.51%

2.  The section of the Prospectus entitled "BofA Massachusetts Municipal Reserves — Performance Information" is deleted in its entirety and replaced with the following:

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October 1, 2011, G-Trust shares and Retail A shares of the Fund converted into Capital Class shares of the Fund when Capital Class shares of the Fund were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund's G-Trust shares represents that of the Galaxy Massachusetts Municipal Money Market Fund's Trust shares, the predecessor to Columbia Massachusetts Municipal Reserves' G-Trust shares. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%)
as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Best and Worst Quarterly Returns
During this Period

Best:	1	st quarter 2005:	1.65%
Worst:	3	rd quarter 2011:	0.01%

* Year-to-date return as of March 31, 2012: 0.01%

Average Annual Total Return as of December 31, 2011

	1 year	5 years	Life of Fund
Capital Class Shares (3/1/04)	0.12%	1.22%	1.53%

3.  The last sentence in the first paragraph in the section of the Prospectus entitled "Financial Highlights" is deleted in its entirety and replaced with the following:

On October 1, 2011, G-Trust shares and Retail A shares of each of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves converted into Capital Class shares of each respective Fund when Capital Class shares of each Fund were first offered. The financial information presented in the financial highlights tables below for each of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves represents that of each Fund's G-Trust shares (and its predecessor class). If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

4.  The financial highlights table in the section of the Prospectus entitled "Financial Highlights" for each of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves is deleted in its entirety and replaced with the following:

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	—	(e)	0.001	0.001	0.010	0.025	0.034
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.001)	(0.010)	(0.025)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.07	%(h)	0.11%	0.13%	0.99%	2.48%	3.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.32	%(j)	0.37%	0.16%	0.10%	0.11%	0.21%
Net investment income (loss) (i)	0.04	%(j)	0.11%	0.13%	0.95%	2.41%	3.45%
Net assets, end of period (000s)	$103,815		$98,206	$110,239	$275,997	$251,676	$146,801

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	—	(e)	0.001	0.001	0.010	0.025	0.035
Net realized gain (loss) on investments	—	(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Total from investment operations	—	(e)	0.001	0.001	0.010	0.025	0.035
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.010)	(0.025)	(0.035)
From net realized gains	—		— (e)	—	—	—	—
Total distributions to shareholders	—	(e)	(0.001)	(0.001)	(0.010)	(0.025)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.04	%(h)	0.12%	0.13%	1.03%	2.48%	3.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.20	%(j)	0.22%	0.11%	0.09%	0.08%	0.15%
Net investment income (loss) (i)	0.04	%(j)	0.11%	0.10%	1.01%	2.28%	3.46%
Net assets, end of period (000s)	$206,275		$198,945	$240,934	$315,359	$411,289	$210,826

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

SHC-47/249503-062012